Lease commitments (Details 3) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Lease commitments
2016	¥ 2,060
2017	794
2018	676
2019	138
2020	45
Total minimum lease payments	3,713
Less-Amount representing interest	(232)
Present value of net minimum lease payments	3,481
Less-Current obligations	(1,924)
Long-term capital lease obligations	1,557
Rental expenses under operating leases	¥ 2,911	¥ 2,586	¥ 2,719